SCHEDULE OF OTHER CURRENT ASSETS ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Balance at the beginning of the year			¥ 276
Reversal			(276)
Balance at the end of the year